LONG-TERM DEBT, NET (2020 Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total long-term debt		$ 8,449,459	$ 6,599,949
Amount available for future drawdown		$ 71,838
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,915,947							$ 14,850,000
Term of maturity	5 years
Maturity date		Apr. 29, 2025
Loan commitment fees recognized		$ 5,978	$ 10,613	$ 6,022
Total long-term debt		1,899,203				$ 352,189	$ 2,730,000
Amount available for future drawdown		0
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.00%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%
2020 Credit Facilities [Member] | USD Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Total long-term debt		820,000
2020 Credit Facilities [Member] | HKD Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 1,079,203			$ 8,428,047